Operating Leases - Summary of Components of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Operating lease cost	¥ 18,537	¥ 39,333	¥ 114,168
Lease cost for leases with terms less than one year	1,356	990	36,110
Total lease cost	¥ 19,893	¥ 40,323	¥ 150,278